RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
Amounts due to offices

	June 30,	December 31,
	2022	2021
Salaries and allowances	$4,108,500	4,108,500
Invoices paid on behalf of the Company	315,232	615,232
Total	4,423,732	4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$3,823,733	$4,123,732